FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (4,244,396)	$ (3,294,557)
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability		(4,502)
Fair value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (4,210,800)	(3,492,100)
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability		$ (4,502)